As filed with the U.S. Securities and Exchange Commission on September 7, 2023

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 653	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 653	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On September 19, 2023, pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒ The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 653 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 19, 2023, the effectiveness of the registration statement for the iShares Transition-Enabling Metals ETF (the “Fund”), filed in Post-Effective Amendment No. 648 on March 3, 2023, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
649 650 651 652	May 16, 2023 June 14, 2023 July 13, 2023 August 10, 2023	June 15, 2023 July 14, 2023 August 11, 2023 September 8, 2023

This Post-Effective Amendment No. 653 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 648.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 653 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 7th day of September, 2023.

iSHARES U.S. ETF TRUST

By:
Dominik Rohé*
President

Date: September 7, 2023

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 653 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: September 7, 2023

John E. Martinez*
Trustee

Date: September 7, 2023

Cecilia H. Herbert*
Trustee

Date: September 7, 2023

John E. Kerrigan*
Trustee

Date: September 7, 2023

Robert S. Kapito*
Trustee

Date: September 7, 2023

Madhav V. Rajan*
Trustee

Date: September 7, 2023

Jane D. Carlin*
Trustee

Date: September 7, 2023

Drew E. Lawton*
Trustee

Date: September 7, 2023

Richard L. Fagnani*
Trustee

Date: September 7, 2023

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: September 7, 2023

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: September 7, 2023

*

Powers of Attorney, each dated March 30, 2023, for Dominik Rohé, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 649, filed May 16, 2023.